Analysis of changes in financing during the year - Subordinated liabilities and MRELs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subordinated Liabilities
Analysis of changes in financing during the year
At 1 January	£ 6,260	£ 8,429	£ 9,962
Issue of subordinated liabilities	611	648	1,634
Redemption of subordinated liabilities	(1,250)	(3,693)	(4,765)
Interest paid on subordinated liabilities	(439)	(374)	(321)
Net cash flows from financing activities	(1,078)	(3,419)	(3,452)
Effects of foreign exchange	(166)	597	(18)
Changes in fair value of subordinated liabilities and MRELs	230	(594)	(434)
Preference shares reclassified to subordinated liabilities		750
Paid in equity reclassified to subordinated liabilities			1,915
(Gain)/loss on redemption of own debt	(3)	161	145
Interest payable on subordinated liabilities and MRELs	464	370	311
Other	7	(34)
At 31 December	5,714	6,260	8,429
MRELs
Analysis of changes in financing during the year
At 1 January	22,265	23,423	20,873
Issue of MRELs	3,973	3,721	3,383
Maturity and redemption of MRELs	(4,236)	(4,992)
Interest paid on MRELs	(844)	(703)	(647)
Net cash flows from financing activities	(1,107)	(1,974)	2,736
Effects of foreign exchange	(987)	1,889	(190)
Changes in fair value of subordinated liabilities and MRELs	601	(1,806)	(649)
Interest payable on subordinated liabilities and MRELs	888	733	653
At 31 December	£ 21,660	£ 22,265	23,423
Share capital, share premium and paid-in equity
Analysis of changes in financing during the year
Increase through issue of paid in equity			937
Net cash flows from financing activities			937
Paid in equity reclassified to subordinated liabilities			£ (2,046)